Document and Entity Information	Oct. 12, 2025
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 12, 2025
Entity File Number	001-05721
Entity Registrant Name	JEFFERIES FINANCIAL GROUP INC.
Entity Central Index Key	0000096223
Entity Incorporation, State or Country Code	NY
Entity Tax Identification Number	13-2615557
Entity Address, Address Line One	520 Madison Ave.
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	284-2300
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, par value $1.00 per share
Trading Symbol	JEF
Security Exchange Name	NYSE
4.850% Senior Notes Due 2027 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	4.850% Senior Notes Due 2027
Trading Symbol	JEF 27A
Security Exchange Name	NYSE
5.875% Senior Notes Due 2028 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	5.875% Senior Notes Due 2028
Trading Symbol	JEF 28
Security Exchange Name	NYSE
2.750% Senior Notes Due 2032 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	2.750% Senior Notes Due 2032
Trading Symbol	JEF 32A
Security Exchange Name	NYSE
6.200% Senior Notes Due 2034 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	6.200% Senior Notes Due 2034
Trading Symbol	JEF 34
Security Exchange Name	NYSE